Taxation - Reconciliation of weighted average statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Result before taxation	€ 6,037	€ 17,358	€ 8,385
Weighted average statutory tax rate	22.70%	27.50%	24.70%
Weighted average statutory tax amount	€ 1,371	€ 4,770	€ 2,074
Participation exemption	(43)	(64)	(68)
Other income not subject to tax	(68)	(40)	(32)
Expenses not deductible for tax purposes	398	403	201
Current tax from previously unrecognised amounts	1	10	51
State and local taxes	99	68	64
Adjustments to prior periods	(72)	(29)	(12)
Impact on deferred tax from change in tax rates	2	5	9
Deferred tax benefit from previously unrecognised amounts	(30)	(3)	(18)
Write-off/reversal of deferred tax assets	4	10	37
Effective tax amount	€ 1,662	€ 5,130	€ 2,306
Effective tax rate	27.50%	29.60%	27.50%